Employees (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Summary of Employee Costs

Employee costs	$ million
	2019	2018	2017
Remuneration	10,075	10,167	10,855
Social security contributions	844	810	844
Retirement benefits (see Note 17)	1,753	1,878	1,815
Share-based compensation (see Note 21)	537	531	802
Total [A]	13,209	13,386	14,316
[A] Excludes employees seconded to joint ventures and associates.
Summary of Average Number of Employees

Average employee numbers	Thousand
	2019	2018	2017
Integrated Gas	10	9	8
Upstream	14	14	16
Downstream	36	39	42
Corporate [A]	23	20	19
Total [B]	83	82	85
[A] Includes all employees working in business service centres irrespective of the segment they support.
[B] Excludes employees seconded to joint ventures and associates (2019: 3,000 employees, 2018: 3,000 employees, 2017: 3,000 employees).